Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Corporate Bonds (13.3%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.2%)
The Dow Chemical Co.
3.500%, 10/1/24	200,000	202
International Paper Co.
4.400%, 8/15/47	200,000	188
LyondellBasell Industries NV
4.625%, 2/26/55	100,000	91
Westlake Chemical Corp.
4.375%, 11/15/47	200,000	177

Total		658

Communications (1.9%)
AT&T, Inc.
3.400%, 5/15/25	450,000	446
4.450%, 4/1/24	100,000	105
4.800%, 6/15/44	280,000	275
5.150%, 11/15/46	77,000	79
CBS Corp.
3.700%, 6/1/28	170,000	166
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
6.484%, 10/23/45	530,000	595
Comcast Corp.
4.250%, 10/15/30	1,080,000	1,149
6.500%, 11/15/35	350,000	444
Deutsche Telekom International Finance
3.600%, 1/19/27 144A	450,000	444
Time Warner Cable LLC
4.500%, 9/15/42	295,000	259
Verizon Communications, Inc.
2.625%, 8/15/26	125,000	119
4.400%, 11/1/34	150,000	156
5.012%, 8/21/54	300,000	321
5.500%, 3/16/47	330,000	387
Viacom, Inc.
4.250%, 9/1/23	470,000	489
4.375%, 3/15/43	90,000	81
The Walt Disney Co.
4.750%, 9/15/44 144A	150,000	172
6.900%, 8/15/39 144A	385,000	544
Warner Media LLC
3.800%, 2/15/27	300,000	298
Warner Media, LLC
2.950%, 7/15/26	200,000	189
4.050%, 12/15/23	150,000	156

Total		6,874

Consumer, Cyclical (0.6%)
Ford Motor Co.
4.346%, 12/8/26	120,000	112
Ford Motor Credit Co. LLC
4.389%, 1/8/26	300,000	279
General Motors Co.
5.150%, 4/1/38	650,000	595
The Home Depot, Inc.
4.200%, 4/1/43	275,000	287

Corporate Bonds (13.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
McDonald’s Corp.
3.250%, 6/10/24	150,000	153
4.450%, 3/1/47	330,000	339
Walmart, Inc.
4.050%, 6/29/48	350,000	373

Total		2,138

Consumer, Non-cyclical (2.0%)
Abbott Laboratories
4.900%, 11/30/46	400,000	463
AbbVie, Inc.
2.900%, 11/6/22	5,000	5
4.450%, 5/14/46	350,000	326
Aetna, Inc.
2.750%, 11/15/22	230,000	227
3.875%, 8/15/47	170,000	147
Allergan Funding SCS
3.850%, 6/15/24	150,000	152
4.550%, 3/15/35	270,000	265
Amgen, Inc.
3.625%, 5/22/24	240,000	247
Anheuser-Busch InBev Worldwide, Inc.
4.900%, 2/1/46 144A	500,000	502
Anthem, Inc.
4.650%, 1/15/43	200,000	207
Becton Dickinson and Co.
3.700%, 6/6/27	400,000	399
Catholic Health Initiatives
2.950%, 11/1/22	100,000	99
Celgene Corp.
3.625%, 5/15/24	50,000	51
Constellation Brands, Inc.
3.500%, 5/9/27	170,000	166
CVS Health Corp.
2.750%, 12/1/22	650,000	641
4.780%, 3/25/38	180,000	179
5.050%, 3/25/48	170,000	171
Duke University Health System, Inc.
3.920%, 6/1/47	268,000	277
Express Scripts Holding Co.
4.500%, 2/25/26	80,000	84
Gilead Sciences, Inc.
3.650%, 3/1/26	200,000	204
4.150%, 3/1/47	265,000	256
Halfmoon Parent, Inc.
4.900%, 12/15/48 144A	200,000	207
Kaiser Foundation Hospitals
4.150%, 5/1/47	200,000	212
The Kroger Co.
3.875%, 10/15/46	400,000	333
Medtronic, Inc.
3.500%, 3/15/25	80,000	83
4.625%, 3/15/45	62,000	71
Northwell Health, Inc.
4.260%, 11/1/47	180,000	182

Inflation Protection Portfolio

Corporate Bonds (13.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Shire Acquisitions Investments Ireland Designated Activity Co.
3.200%, 9/23/26	260,000	251
Thermo Fisher Scientific, Inc.
2.950%, 9/19/26	250,000	241
UnitedHealth Group, Inc.
3.750%, 10/15/47	350,000	341
4.250%, 3/15/43	150,000	158

Total		7,147

Energy (1.6%)
Cimarex Energy Co.
4.375%, 6/1/24	100,000	104
Enbridge, Inc.
3.500%, 6/10/24	150,000	152
3.700%, 7/15/27	200,000	200
Energy Transfer Operating LP
3.600%, 2/1/23	100,000	101
Energy Transfer Partners LP
5.300%, 4/15/47	455,000	449
Enterprise Products Operating LLC
4.850%, 3/15/44	100,000	106
Halliburton Co.
4.850%, 11/15/35	410,000	430
Hess Corp.
6.000%, 1/15/40	250,000	261
Kinder Morgan Energy Partners LP
5.300%, 9/15/20	270,000	279
Kinder Morgan, Inc.
5.550%, 6/1/45	500,000	547
Magellan Midstream Partners LP
5.150%, 10/15/43	150,000	163
Marathon Oil Corp.
5.200%, 6/1/45	100,000	108
MPLX LP
4.500%, 4/15/38	200,000	190
5.200%, 3/1/47	200,000	203
Noble Energy, Inc.
4.150%, 12/15/21	480,000	492
Petroleos Mexicanos
3.500%, 1/30/23	130,000	124
4.625%, 9/21/23	200,000	197
4.875%, 1/18/24	400,000	394
Phillips 66
4.650%, 11/15/34	200,000	215
Plains All American Pipeline LP / PAA Finance Corp.
3.650%, 6/1/22	200,000	201
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	500,000	550
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	200,000	201
Williams Partners LP
4.125%, 11/15/20	80,000	81
4.300%, 3/4/24	300,000	312

Total		6,060

Corporate Bonds (13.3%)	Shares/ Par +	Value $ (000’s)
Financial (4.2%)
American International Group, Inc.
4.500%, 7/16/44	250,000	240
Bank of America Corp.
3.248%, 10/21/27	1,625,000	1,592
3.300%, 1/11/23	425,000	430
4.443%, (ICE LIBOR USD 3 Month plus 1.990%), 1/20/48	450,000	472
Boston Properties LP
3.650%, 2/1/26	150,000	151
BPCE SA
3.500%, 10/23/27 144A	250,000	241
Capital One Financial Corp.
3.750%, 3/9/27	330,000	325
Citigroup, Inc.
2.350%, 8/2/21	300,000	296
3.200%, 10/21/26	665,000	652
4.050%, 7/30/22	450,000	463
4.075%, (ICE LIBOR USD 3 Month plus 1.192%), 4/23/29	300,000	308
4.281%, (ICE LIBOR USD 3 Month plus 1.839%), 4/24/48	200,000	205
Cooperatieve Rabobank UA
3.950%, 11/9/22	250,000	255
Credit Suisse AG
3.625%, 9/9/24	250,000	255
Discover Bank
3.450%, 7/27/26	300,000	291
Discover Financial Services
3.750%, 3/4/25	200,000	199
Essex Portfolio LP
3.625%, 8/15/22	100,000	102
The Goldman Sachs Group, Inc.
2.300%, 12/13/19	300,000	299
3.500%, 11/16/26	400,000	395
3.750%, 5/22/25	850,000	858
The Hartford Financial Services Group, Inc.
5.125%, 4/15/22	150,000	160
HSBC Holdings PLC
2.950%, 5/25/21	400,000	400
4.041%, (ICE LIBOR USD 3 Month plus 1.546%), 3/13/28	230,000	232
4.300%, 3/8/26	200,000	208
4.375%, 11/23/26	200,000	205
Huntington Bancshares, Inc.
2.300%, 1/14/22	200,000	197
International Lease Finance Corp.
5.875%, 8/15/22	200,000	216
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.150%, 1/23/30	280,000	257
JPMorgan Chase & Co.
3.897%, (ICE LIBOR USD 3 Month plus 1.220%), 1/23/49	400,000	387
3.964%, (ICE LIBOR USD 3 Month plus 1.380%), 11/15/48	835,000	816
4.500%, 1/24/22	750,000	784
Kilroy Realty LP
3.800%, 1/15/23	120,000	122
Markel Corp.
3.500%, 11/1/27	200,000	190

Inflation Protection Portfolio

Corporate Bonds (13.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
Morgan Stanley
3.772%, (ICE LIBOR USD 3 Month plus 1.140%), 1/24/29	200,000	201
3.875%, 1/27/26	250,000	256
Prudential Financial, Inc.
3.935%, 12/7/49	251,000	243
4.350%, 2/25/50	250,000	259
US Bancorp
3.600%, 9/11/24	400,000	413
Ventas Realty LP / Ventas Capital Corp.
3.250%, 8/15/22	250,000	252
Wells Fargo & Co.
3.000%, 4/22/26	200,000	196
3.550%, 9/29/25	175,000	178
4.100%, 6/3/26	330,000	338
4.125%, 8/15/23	220,000	228
4.750%, 12/7/46	450,000	471

Total		15,238

Industrial (0.6%)
Burlington Northern Santa Fe LLC
3.000%, 4/1/25	200,000	202
3.750%, 4/1/24	200,000	209
4.950%, 9/15/41	100,000	114
CSX Corp.
3.800%, 11/1/46	180,000	170
FedEx Corp.
4.400%, 1/15/47	200,000	188
Lockheed Martin Corp.
3.800%, 3/1/45	200,000	198
Rockwell Collins, Inc.
4.350%, 4/15/47	300,000	296
Union Pacific Corp.
2.750%, 4/15/23	100,000	99
3.350%, 8/15/46	165,000	146
United Technologies Corp.
3.750%, 11/1/46	525,000	486

Total		2,108

Technology (1.0%)
Apple, Inc.
2.900%, 9/12/27	650,000	641
3.200%, 5/11/27	550,000	555
4.250%, 2/9/47	370,000	395
Dell International LLC / EMC Corp.
6.020%, 6/15/26 144A	470,000	506
Fidelity National Information Services, Inc.
3.000%, 8/15/26	200,000	192
Microsoft Corp.
3.450%, 8/8/36	400,000	402
4.250%, 2/6/47	550,000	614
Oracle Corp.
2.500%, 10/15/22	300,000	299
2.650%, 7/15/26	150,000	145

Total		3,749

Utilities (1.2%)
AEP Transmission Co., LLC
3.750%, 12/1/47	200,000	197
Alabama Power Co.
3.700%, 12/1/47	240,000	234

Corporate Bonds (13.3%)	Shares/ Par +	Value $ (000’s)
Utilities continued
American Electric Power Co., Inc.
3.200%, 11/13/27	200,000	196
Consolidated Edison Co. of New York, Inc.
3.875%, 6/15/47	400,000	391
Dominion Resources, Inc.
4.900%, 8/1/41	320,000	342
Duke Energy Corp.
3.150%, 8/15/27	150,000	147
Duke Energy Progress, LLC
3.700%, 10/15/46	720,000	704
Exelon Generation Co. LLC
5.600%, 6/15/42	480,000	505
FirstEnergy Corp.
4.850%, 7/15/47	300,000	322
Florida Power & Light Co.
3.950%, 3/1/48	200,000	209
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	200,000	201
Sempra Energy
3.250%, 6/15/27	250,000	240
3.800%, 2/1/38	150,000	138
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	200,000	188
Southwestern Public Service Co.
3.700%, 8/15/47	250,000	242
Virginia Electric & Power Co.
3.450%, 2/15/24	50,000	52

Total		4,308

Total Corporate Bonds (Cost: $48,270)		48,280

Governments (54.5%)
Governments (54.5%)
Australian Government Inflation Linked Bond
6.870%, 8/20/20 AUD §, ¥	715,000	918
Canadian Government Real Return Bond
4.250%, 12/1/21 CAD ¥	771,797	643
4.250%, 12/1/26 CAD ¥	1,520,970	1,501
US Treasury Inflation Index Bond
0.125%, 4/15/21	2,920,088	2,897
0.125%, 7/15/22	10,396,515	10,344
0.125%, 1/15/23	3,816,050	3,774
0.125%, 7/15/24	1,854,808	1,832
0.125%, 7/15/26 b	14,908,722	14,588
0.250%, 1/15/25	10,519,047	10,411
0.375%, 7/15/23 b	22,817,962	22,882
0.375%, 7/15/25	6,791,936	6,789
0.375%, 1/15/27	6,667,776	6,611
0.500%, 1/15/28	4,081,080	4,074
0.625%, 2/15/43	7,279,223	6,856
0.625%, 1/15/24 b	17,526,925	17,701
0.625%, 1/15/26	9,161,648	9,269
0.750%, 2/15/42	8,715,172	8,496
0.750%, 2/15/45	7,320,801	7,045
0.750%, 7/15/28	5,664,634	5,794
0.875%, 2/15/47	3,440,448	3,409
1.000%, 2/15/46	2,496,006	2,547
1.000%, 2/15/48	1,173,644	1,200
1.000%, 2/15/49	2,949,354	3,031
1.375%, 2/15/44	11,478,699	12,700
1.750%, 1/15/28	4,799,154	5,303

Inflation Protection Portfolio

Governments (54.5%)	Shares/ Par +	Value $ (000’s)
Governments continued
2.000%, 1/15/26	3,106,551	3,428
2.125%, 2/15/40	2,212,303	2,763
2.125%, 2/15/41	5,039,286	6,327
2.375%, 1/15/25	2,202,948	2,447
2.375%, 1/15/27	4,274,195	4,889
2.500%, 1/15/29	3,182,469	3,774
3.625%, 4/15/28	2,333,985	2,964

Total		197,207

Total Governments (Cost: $196,813)		197,207

Municipal Bonds (0.5%)
Municipal Bonds (0.5%)
Bay Area Toll Authority, California, Series 2010
6.918%, 4/1/40 RB	35,000	49
City of New York
5.968%, 3/1/36 GO	125,000	158
City of San Antonio TX Electric & Gas System Revenue
5.985%, 2/1/39 RB	150,000	200
City of San Francisco CA Public Utilities Commission Water Revenue
6.950%, 11/1/50 RB	25,000	37
Los Angeles Community College District, Series 2010-E
6.750%, 8/1/49 GO	95,000	144
Metropolitan Transportation Authority
6.814%, 11/15/40 RB	50,000	68
Missouri Highway & Transportation Commission
5.445%, 5/1/33 RB	100,000	119
New Jersey Turnpike Authority, Series 2010
7.102%, 1/1/41 RB	100,000	146
Port Authority of New York & New Jersey, Series 168
4.926%, 10/1/51 RB	50,000	60
Rutgers - The State University of New Jersey
5.665%, 5/1/40 RB	55,000	68
Santa Clara Valley Transportation Authority
5.876%, 4/1/32 RB	50,000	60
State of California
4.600%, 4/1/38 GO	65,000	69
7.300%, 10/1/39 GO	55,000	80
7.550%, 4/1/39 GO	250,000	380
State of Illinois
5.100%, 6/1/33 GO	150,000	147
State of Texas, Series 2009A
5.517%, 4/1/39 GO	30,000	38

Total Municipal Bonds (Cost: $1,796)		1,823

Structured Products (24.9%)
Asset Backed Securities (9.4%)
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A
2.500%, 7/20/21 144A	1,595,000	1,588
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A
2.990%, 6/20/22 144A	2,000,000	2,003

Structured Products (24.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
3.781%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,250,000	1,233
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A
2.940%, 5/25/29 144A	375,587	373
CIFC Funding, Ltd., Series 2013-3RA, Class A1
3.759%, (ICE LIBOR USD 3 Month plus 0.980%), 4/24/31 144A	1,000,000	987
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR
3.881%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,250,000	1,241
Goldentree Loan Opportunities XI, Ltd., Series 2017-11A, Class AR2
3.850%, (ICE LIBOR USD 3 Month plus 1.070%), 1/18/31 144A	2,100,000	2,080
Hertz Vehicle Financing II LP, Series 2015-1A, Class A
2.730%, 3/25/21 144A	3,950,000	3,938
Hilton Grand Vacations Trust, Series 2014-AA, Class A
1.770%, 11/25/26 144A	151,151	150
Hilton Grand Vacations Trust, Series 2017-AA, Class A
2.660%, 12/26/28 144A	1,632,498	1,620
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3
2.830%, 3/20/23	2,400,000	2,415
KKR CLO, Ltd., Series 2018-22A, Class A
3.911%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,489
Madison Park Funding, Ltd., Series 2014-13A, Class AR2
3.711%, (ICE LIBOR USD 3 Month plus 0.950%), 4/19/30 144A	1,600,000	1,587
Magnetite VIII, Ltd., Series 2018-8A, Class AR2
3.767%, (ICE LIBOR USD 3 Month plus 0.980%), 4/15/31 144A	1,750,000	1,734
MVW Owner Trust, Series 2015-1A, Class A
2.520%, 12/20/32 144A	301,258	298
MVW Owner Trust, Series 2016-1A, Class A
2.250%, 12/20/33 144A	255,889	251
Progress Residential Trust, Series 2019-SFR1, Class A
3.422%, 8/17/35 144A	2,100,000	2,120
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A
2.400%, 3/22/32 144A	80,492	80
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A
3.080%, 3/21/33 144A	221,892	221
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A
3.200%, 1/20/36 144A	1,300,000	1,308

Inflation Protection Portfolio

Structured Products (24.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Sounds Point CLO IV-R, Ltd., Series 2013-3RA, Class A
3.930%, (ICE LIBOR USD 3 Month plus 1.150%), 4/18/31 144A	1,600,000	1,582
Towd Point Mortgage Trust, Series 2016-1, Class A1
3.500%, (AFC), 2/25/55 144A	359,145	360
Towd Point Mortgage Trust, Series 2017-2, Class A1
2.750%, (AFC), 4/25/57 144A	724,781	717
Treman Park CLO, Ltd., Series 2015-1A, Class ARR
3.831%, (ICE LIBOR USD 3 Month plus 1.070%), 10/20/28 144A	1,000,000	1,001
Verizon Owner Trust, Series 2019-A, Class A1A
2.930%, 9/20/23	2,800,000	2,821
VSE VOI Mortgage LLC, Series 2017-A, Class A
2.330%, 3/20/35 144A	807,763	793

Total		33,990

Mortgage Securities (15.5%)
Agate Bay Mortgage Trust, Series 2014-3, Class A2
3.500%, (AFC), 11/25/44 144A	711,523	706
Agate Bay Mortgage Trust, Series 2015-7, Class A3
3.500%, (AFC), 10/25/45 144A	1,447,920	1,441
Agate Bay Mortgage Trust, Series 2016-1, Class A3
3.500%, (AFC), 12/25/45 144A	1,025,542	1,021
Agate Bay Mortgage Trust, Series 2016-3, Class A3
3.500%, (AFC), 8/25/46 144A	694,051	695
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B
3.490%, 4/14/33 144A	1,110,000	1,120
BB-UBS Trust, Series 2012-SHOW, Class A
3.430%, 11/5/36 144A	1,000,000	1,017
CD Mortgage Trust, Series 2016-CD2, Class A4
3.526%, (AFC), 11/10/49	700,000	719
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3
6.000%, 9/25/37	35,358	37
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class AM
2.926%, 8/10/49	1,000,000	964
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class AM
4.426%, (AFC), 2/10/47	1,000,000	1,056
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class AM
4.193%, (AFC), 9/10/47	850,000	887
Commercial Mortgage Pass Through Certificates, Series 2015-3BP, Class A
3.178%, 2/10/35 144A	875,000	884

Structured Products (24.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class AM
3.603%, (AFC), 3/10/48	900,000	905
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B
4.647%, (CSTR), 2/10/49	880,000	939
Commercial Mortgage Pass Through Certificates, Series 2017-PANW, Class A
3.244%, 11/10/34 144A	850,000	857
Core Industrial Trust, Series 2015-TEXW, Class B
3.329%, 2/10/34 144A	725,000	730
Core Industrial Trust, Series 2015-WEST, Class A
3.292%, 2/10/37 144A	932,354	946
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10
3.500%, (AFC), 12/25/44 144A	300,000	300
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3
3.500%, (AFC), 6/25/47 144A	1,188,608	1,190
Federal Home Loan Mortgage Corp.
4.000%, 5/1/42	3,456,006	3,601
4.500%, 4/1/41	2,560,170	2,711
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series 2019-K088, Class A2
3.690%, 1/25/29	3,700,000	3,920
Federal National Mortgage Association
4.000%, 2/1/46	4,540,548	4,695
GS Mortgage Securities Trust, Series 2016-GS2, Class B
3.759%, (AFC), 5/10/49	750,000	762
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B
2.977%, (CSTR), 8/10/38 144A	1,175,000	1,147
Irvine Core Office Trust, Series 2013-IRV, Class A2
3.174%, (CSTR), 5/15/48 144A	800,000	814
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A4
2.821%, 8/15/49	600,000	588
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP3, Class AS
3.144%, 8/15/49	675,000	663
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4
4.166%, 12/15/46	600,000	633
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%, (AFC), 3/25/43 144A	631,672	620
JP Morgan Mortgage Trust, Series 2014-5, Class A1
2.985%, (AFC), 10/25/29 144A	734,757	733
JP Morgan Mortgage Trust, Series 2016-1, Class A7
3.500%, 5/25/46 144A	1,750,000	1,751
JP Morgan Mortgage Trust, Series 2017-1, Class A2
3.500%, (AFC), 1/25/47 144A	1,695,051	1,689

Inflation Protection Portfolio

Structured Products (24.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B
4.341%, (AFC), 8/15/47	700,000	723
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4
3.414%, 3/15/50	930,000	948
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3
3.276%, 11/15/52	1,350,000	1,356
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM
3.402%, (CSTR), 7/13/29 144A	1,500,000	1,513
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C
3.446%, (CSTR), 7/13/29 144A	600,000	603
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4
2.782%, 8/15/49	1,575,000	1,537
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3
4.000%, (CSTR), 3/25/57 144A	1,062,792	1,086
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1
3.990%, (ICE LIBOR USD 1 Month plus 1.500%), (AFC), 6/25/57 144A	1,228,288	1,247
Sequoia Mortgage Trust, Series 2014-3, Class A14
3.000%, (AFC), 10/25/44 144A	187,785	184
Sequoia Mortgage Trust, Series 2014-4, Class A2
3.500%, (AFC), 11/25/44 144A	169,830	170
Sequoia Mortgage Trust, Series 2017-7, Class A7
3.500%, (AFC), 10/25/47 144A	2,250,000	2,172
Sequoia Mortgage Trust, Series 2017-CH1, Class A1
4.000%, (AFC), 10/25/47 144A	1,112,706	1,130
Sequoia Mortgage Trust, Series 2018-7, Class A4
4.000%, (AFC), 9/25/48 144A	689,327	701

Structured Products (24.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Thornburg Mortgage Securities Trust, Series 2004-3, Class A
3.230%, (ICE LIBOR USD 1 Month plus 0.740%), (AFC), 9/25/44	252,728	249
USB Commercial Mortgage Trust, Series 2017-C1, Class A3
3.196%, 6/15/50	700,000	700
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1
5.500%, 1/25/36	28,560	28
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1
4.689%, (CSTR), 6/25/35	183,683	193
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15
4.769%, (CSTR), 6/25/35	503,455	520
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4
6.000%, 8/25/36	34,466	34
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1
4.915%, (CSTR), 1/25/38	38,130	37
WinWater Mortgage Loan Trust, Series 2014-1, Class A4
3.500%, (AFC), 6/20/44 144A	110,544	112

Total		55,984

Total Structured Products (Cost: $90,373)		89,974

Short-Term Investments (7.6%)
Money Market Funds (7.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390%#	27,632,837	27,633

Total		27,633

Total Short-Term Investments (Cost: $27,633)		27,633

Total Investments (100.8%) (Cost: $364,885)@		364,917

Other Assets, Less Liabilities (-0.8%)		(2,827)

Net Assets (100.0%)		362,090

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Two-Year US Treasury Note Future	Long	USD	23,200	116	6/19	$24,719	$89	$(25)
Ultra Long Term US Treasury Bond Future	Short	USD	1,900	19	6/19	3,192	(119)	7
US Treasury Long Bond Future	Short	USD	4,700	47	6/19	7,034	(181)	18

							$(211)	$—	p

Inflation Protection Portfolio

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
U.S. Consumer Price Index - 3 Month USD LIBOR	2.073%	8/27	3,500	USD	$—	$(5)	$(5)	$11
U.S. Consumer Price Index - 3 Month USD LIBOR	2.145%	11/27	5,000	USD	—	(51)	(51)	19

					$—	$(56)	$(56)	$30

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$30	$25	$55	$—	$(25)	$(25)	$—

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	AUD	1,269	903	6/19	$—	$(6)	$(6)
Sell	Morgan Stanley Capital Services, Inc.	CAD	2,823	2,116	6/19	—	(7)	(7)

						$—	$(13)	$(13)

Inflation Protection Portfolio

Total Return Swaps

		Payment made	Expiration	Notional	Unrealized Appreciation/ (Depreciation)	Market Value
Reference Entity	Counterparty	by the Fund	Date	Amount (000’s)	(000’s)	(000’s)
CPURNSA	Bank of America, N.A.	2.640%	2/20	2,800	$(313)	$(313)
CPURNSA	Bank of America, N.A.	2.670%	4/22	3,000	(405)	(405)
CPURNSA	Bank of America, N.A.	2.763%	3/23	700	(87)	(87)
CPURNSA	Bank of America, N.A.	2.528%	8/24	2,750	(252)	(252)
CPURNSA	Bank of America, N.A.	2.140%	7/25	2,900	(65)	(65)
CPURNSA	Bank of America, N.A.	1.790%	8/25	1,500	15	15
CPURNSA	Bank of America, N.A.	2.240%	4/27	3,500	(90)	(90)
CPURNSA	Bank of America, N.A.	2.218%	4/27	2,000	(47)	(47)
CPURNSA	Bank of America, N.A.	2.235%	4/27	2,000	(50)	(50)
CPURNSA	Bank of America, N.A.	2.235%	5/27	5,000	(122)	(122)
CPURNSA	Barclays Bank PLC	1.710%	2/20	1,000	(4)	(4)
CPURNSA	Barclays Bank PLC	2.526%	5/23	5,500	(547)	(547)
CPURNSA	Barclays Bank PLC	2.535%	5/23	1,000	(100)	(100)
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	(138)	(138)
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	(300)	(300)
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	(252)	(252)
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	(93)	(93)
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(458)	(458)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(344)	(344)
CPURNSA	Goldman Sachs International	1.870%	5/26	17,000	304	304
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	90	90
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	164	164
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	(67)	(67)
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	(78)	(78)
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	(104)	(104)

					$(3,343)	$(3,343)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	$573	$573	$(13)	—	$(3,916)	$(3,929)

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the value of these securities (in thousands) was $57,949 representing 16.0% of the net assets.

¥	Foreign Bond — par value is foreign denominated
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2019, the aggregate value of these securities was $918 (in thousands), representing 0.3% of net assets.

b

Cash or securities with an aggregate value of $55,171 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2019.

#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $364,885 and the net unrealized depreciation of investments based on that cost was $3,591 which is comprised of $4,608 aggregate gross unrealized appreciation and $8,199 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Inflation Protection Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Municipal Bonds	$—	$1,823	$—
Corporate Bonds	—	48,280	—
Governments	—	197,207	—
Structured Products	—	89,974	—
Short-Term Investments	27,633	—	—
Other Financial Instruments^
Futures	89	—	—
Total Return Swaps	—	573	—

Total Assets:	$27,722	$337,857	$—

Liabilities:
Other Financial Instruments^
Futures	(300)	—	—
Forward Currency Contracts	—	(13)	—
Total Return Swaps	—	(3,972)	—

Total Liabilities:	$(300)	$(3,985)	$—

^

Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand